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Supplement Dated January 1, 2003
 to
 Prospectuses Dated May 1, 2002
 for

Protective Variable Annuity II
Protective Advantage® Variable Annuity
Elements® Access Variable Annuity
Elements® Classic Variable Annuity

Each issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement describes changes to the death benefit for Contracts issued on applications signed after December 31, 2002. These changes may not apply in all states.

SUMMARY

The third sentence of the first paragraph of the section "SUMMARY, The Contract, Is there a death benefit?" is replaced in its entirety with the following sentence:

Is there a death benefit?	The standard death benefit will equal the greater of: (1) the Contract Value; or (2) aggregate Purchase Payments less an adjustment for each surrender.

DEATH BENEFIT

The section "DEATH BENEFIT, Standard Death Benefit" is replaced in its entirety with the following section:

Standard Death Benefit

        The standard death benefit will equal the greater of:

  (1)
  the Contract Value; or

  (2)
  aggregate Purchase Payments less an adjustment for each surrender.

The adjustment for each surrender in item (2) is the amount that reduces the aggregate Purchase Payment death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. See Appendix A for an example of the calculation of each death benefit.

The sections "DEATH BENFIT, Optional Benefit Packages, Annual Reset Death Benefit Package" and "Compound and 3-Year Reset Death Benefit Package" are replaced in their entirety with the following sections:

Annual Reset Death Benefit

        We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary; minus

  •
  an adjustment for each surrender since that Contract Anniversary.

The adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the annual reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value.

        The death benefit will equal the greatest of:

  (1)
  the Contract Value; or

  (2)
  aggregate Purchase Payments less an adjustment for each surrender; or

  (3)
  the greatest annual reset anniversary value attained.

The adjustment for each surrender in item (2) is the amount that reduces the aggregate Purchase Payment death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value.

See Appendix A for an example of the calculation of each death benefit.

Compound and 3-Year Reset Death Benefit Package (Not available in the State of Washington)

        We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

        The compound anniversary value is equal to the sum of:

  a.
  the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus

  b.
  any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.

The adjustment for each surrender in items (a) and (b) is the amount that reduces the compound death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value.

        If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

        We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary; minus

  •
  an adjustment for each surrender since that Contract Anniversary.

The adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the 3-year reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value.

        The death benefit will equal the greatest of:

  (1)
  the Contract Value; or

  (2)
  aggregate Purchase Payments less an adjustment for each surrender; or

  (3)
  the compound anniversary value; or

  (4)
  the greatest 3-year anniversary value attained.

The adjustment for each surrender in item (2) is the amount that reduces the aggregate Purchase Payment death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value.

See Appendix A for an example of the calculation of each death benefit.

APPENDIX A

        The examples of death benefit calculations in Appendix A are replaced in their entirety with the following examples.

EXAMPLE OF DEATH BENEFIT CALCULATIONS

        Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the Partial Surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

        The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges, including Fund expenses and Variable Account expenses and charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

        Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Standard Death Benefit

        Under the Standard Death Benefit, the death benefit payable is the greater of:

  (1)
  Contract Value of $185,000 or,
  (2)
  aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

        The death benefit payable is then $185,000.

*
The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the aggregate Purchase Payment death benefit in the same proportion on the date of the surrender is 20% of $100,000, or $20,000.

Annual Reset Death Benefit Option

        The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

A-1

        The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

        Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

  (1)
  the Standard Death Benefit of $185,000; or
  (2)
  the Annual Reset Death Benefit of $190,000.

        The death benefit payable is then $190,000.

**
The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the annual reset anniversary death benefit in the same proportion on the date of the surrender is 20% of $130,000, or $26,000.

Compound and 3-Year Reset Death Benefit Option

        The Compound Death Benefit is equal to the accumulation to the most recent Contract Anniversary of all prior Purchase Payments less an adjustment for each amount surrendered before the most recent Contract Anniversary, using an annual effective interest rate of 4%, plus all Purchase Payments on or since that Contract Anniversary less an adjustment for each amount surrendered since that Contract Anniversary. An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday. For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

        The Compound Death Benefit is:

    Purchase Payment of $100,000 times (1.04 TO THE POWER OF 5) equals $121,665.29; minus
    Surrender adjustment of $21,632*** times (1.04 TO THE POWER OF 2.75) equals $24,095.63; plus
    Purchase Payment of $80,000 times (1.04 TO THE POWER OF 0.25) equals $80,788.27;
    equals $178,357.93.

        The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered, as shown below. The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000. The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

        Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

  (1)
  the standard Death Benefit of $185,000; or
  (2)
  the Compound Death Benefit, of $178,357.93; or
  (3)
  the 3-Year Reset Death Benefit, of $185,000.

        The death benefit payable is then $185,000.

***
The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. On the date of the surrender, the Compound Death Benefit is $100,000 x 1.042, or $108,160. The amount that reduces the Compound Death Benefit on that date in the same proportion that the amount surrendered reduces the Contract Value is 20% of $108,160, or $21,632.

A-2

QuickLinks

  SUMMARY
  DEATH BENEFIT
  Standard Death Benefit
APPENDIX A
EXAMPLE OF DEATH BENEFIT CALCULATIONS
  Standard Death Benefit
  Annual Reset Death Benefit Option
  Anniversary
  Compound and 3-Year Reset Death Benefit Option